Changes in Benefits Obligations and Plan Assets, Pension (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 402,686	$ 385,013
Service cost	27,056	25,950	19,906
Interest cost	18,039	16,240	15,307
Benefits paid	(17,683)	(16,503)
Actuarial (gains)/losses	46,492	(8,014)
Benefit Obligation at End of Year	476,590	402,686	385,013
Balance at Beginning of Period	241,960	198,208
Actual return on plan assets	30,547	35,708
Employer contributions	27,289	24,547
Benefits paid	(17,683)	(16,503)
Balance at End of Period	282,113	241,960	198,208
(Deficit) of plan assets versus benefit obligations at end of year	(194,477)	(160,726)
Net Amount Recognized	(194,477)	(160,726)
Accumulated Benefit Obligation	385,492	340,742
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	185,993	175,338
Service cost	4,375	4,337	3,731
Interest cost	7,382	7,246	8,076
Benefits paid	(5,482)	(8,761)
Participant contributions	831	929
Plan amendments	384
Actuarial (gains)/losses	6,348	9,820
Settlements/Curtailments		(3,874)
Premiums paid	(138)	(127)
Currency exchange rate changes	2,475	1,085
Benefit Obligation at End of Year	202,168	185,993	175,338
Balance at Beginning of Period	155,056	137,318
Actual return on plan assets	17,432	15,859
Employer contributions	8,111	9,422
Participant contributions	831	929
Benefits paid	(5,482)	(8,761)
Premiums paid	(138)	(127)
Currency exchange rate changes	1,269	416
Balance at End of Period	177,079	155,056	137,318
(Deficit) of plan assets versus benefit obligations at end of year	(25,089)	(30,937)
Net Amount Recognized	(25,089)	(30,937)
Accumulated Benefit Obligation	$ 188,835	$ 173,586